Financial risk review	12 Months Ended
Dec. 31, 2025
Disclosure of credit risk exposure [abstract]
Financial risk review
A.    Credit risk

i.    Credit quality analysis
The following tables set out information about the credit quality of financial assets measured at amortized cost, and debt instruments at FVOCI. Unless specifically stated, for financial assets the amounts in the table represent the outstanding gross balances. For loan commitments and financial guarantee contracts, the amounts in the table represent the amounts committed or guaranteed, respectively. Explanation of the terms ‘Stage 1’, ‘Stage 2’ and ‘Stage 3’ is included in Note 3.4 (K).
Bank deposits

	December 31, 2025
	PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.05-0.38	1,923,151	—	—	1,923,151
Grades 5 - 6	0.39-3.81	660	—	—	660
Grades 7 - 8	3.82-34.52	75	—	—	75
		1,923,886	—	—	1,923,886
Loss allowance		(155)	—	—	(155)
Total		1,923,731	—	—	1,923,731

	December 31, 2024
	PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.05-0.41	1,964,543	—	—	1,964,543
Grades 5 - 6	0.42-3.81	593	—	—	593
Grades 7 - 8	3.82-34.52	9	—	—	9
		1,965,145	—	—	1,965,145
Loss allowance		—	—	—	—
Total		1,965,145	—	—	1,965,145
Loans, at amortized cost (1)

	December 31, 2025
	PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.05-0.38	5,399,585	—	—	5,399,585
Grades 5 - 6	0.39-3.81	3,412,140	78,892	—	3,491,032
Grades 7 - 8	3.82-34.52	125,507	102,127	—	227,634
Grades 9 - 10	34.53-100	—	—	39,985	39,985
		8,937,232	181,019	39,985	9,158,236
Loss allowance		(31,660)	(33,169)	(28,979)	(93,808)
Total		8,905,572	147,850	11,006	9,064,428
A.    Credit risk (continued)

	December 31, 2024
	PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.05 -0.41	2,971,709	—	—	2,971,709
Grades 5 - 6	0.42- 3.81	4,704,760	299,292	—	5,004,052
Grades 7 - 8	3.82 - 34.52	397,049	71,664	—	468,713
Grades 9 - 10	34.53- 100	—	—	17,513	17,513
		8,073,518	370,956	17,513	8,461,987
Loss allowance		(45,635)	(20,040)	(12,483)	(78,158)
Total		8,027,883	350,916	5,030	8,383,829

(1) Loans at amortized cost include interest and commission receivable.
Loans at FVOCI

	December 31, 2025
	PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.05 - 0.38	15,627	—	—	15,627
Grades 5 - 6	0.39 - 3.81	61,613	—	—	61,613
		77,240	—	—	77,240
Loss allowance - FVOCI		(468)	—	—	(468)

As of December 31, 2024, no loans were classified at FVOCI.
Loan commitments, financial guarantees issued and customers’ liabilities under acceptances

	December 31, 2025
	PD Ranges	Stage 1	Stage 2	Total
Commitments and contingencies
Grades 1 - 4	0.05 - 0.38	876,482	—	876,482
Grades 5 - 6	0.39 - 3.81	676,044	365	676,409
Grades 7 - 8	3.82 - 34.52	287,766	—	287,766
		1,840,292	365	1,840,657
Customers' liabilities under acceptances
Grades 1 - 4	0.05 - 0.38	64,761	—	64,761
Grades 5 - 6	0.39 - 3.81	31,284	—	31,284
Grades 7 - 8	3.82 - 34.52	65,552	—	65,552
		161,597	—	161,597
		2,001,889	365	2,002,254
Provision		(12,128)	(2)	(12,130)
Total		1,989,761	363	1,990,124
A.    Credit risk (continued)

	December 31, 2024
	PD Ranges	Stage 1	Stage 2	Total
Commitments and contingencies
Grades 1 - 4	0.05 - 0.41	545,855	—	545,855
Grades 5 - 6	0.42 - 3.81	630,648	6,099	636,747
Grades 7 - 8	3.82 - 34.52	226,278	5,500	231,778
		1,402,781	11,599	1,414,380
Customers' liabilities under acceptances
Grades 1 - 4	0.05 - 0.41	204,421	—	204,421
Grades 5 - 6	0.42 - 3.81	1,155	—	1,155
Grades 7 - 8	3.82 - 34.52	39,489	—	39,489
		245,065	—	245,065
		1,647,846	11,599	1,659,445
Provision		(4,815)	(560)	(5,375)
Total		1,643,031	11,039	1,654,070
Securities at amortized cost (1)

	December 31, 2025
	PD Ranges	Stage 1	Stage 2	Total
Grades 1 - 4	0.05 - 0.38	1,294,293	—	1,294,293
Grades 5 - 6	0.39 - 3.81	55,550	10,654	66,204
		1,349,843	10,654	1,360,497
Loss allowance		(918)	(65)	(983)
Total		1,348,925	10,589	1,359,514

	December 31, 2024
	PD Ranges	Stage 1	Stage 2	Total
Grades 1 - 4	0.05 - 0.41	1,020,297	—	1,020,297
Grades 5 - 6	0.42 - 3.81	72,976	10,482	83,458
		1,093,273	10,482	1,103,755
Loss allowance		(1,133)	(178)	(1,311)
Total		1,092,140	10,304	1,102,444
Securities at FVOCI (1)

	December 31, 2025
	PD Ranges	Stage 1	Stage 2	Total
Grades 1 - 4	0.05 - 0.38	69,476	—	69,476
Loss allowance - FVOCI		(16)	—	(16)

	December 31, 2024
	PD Ranges	Stage 1	Stage 2	Total
Grades 1 - 4	0.05 - 0.41	99,486	—	99,486
Loss allowance - FVOCI		(23)	—	(23)

(1) Securities at amortized cost and FVOCI include interest receivable.
A.    Credit risk (continued)

The loss allowance for loans and investment securities at FVOCI does not affect the carrying value of the assets. These allowances are included in equity in the consolidated statement of financial position in the line Other comprehensive income.
The following table presents information on the current and past due balances of loans:

	December 31,
	2025	2024
Current	9,195,491	8,444,474
Past due (1)	39,985	17,513
Total	9,235,476	8,461,987
(1) Past due loans are classified in Stage 3.
The following table presents an analysis of counterparty credit exposures arising from derivative transactions. The Bank's derivative fair values are generally secured by cash.

	December 31, 2025
	Notional value USD	Derivative financial instruments - fair value assets	Derivative financial instruments - fair value liabilities
Interest rate swaps	1,754,481	27,644	(5,868)
Cross-currency swaps	1,317,295	43,762	(57,027)
Foreign exchange forwards	7,039	—	(44)
Total	3,078,815	71,406	(62,939)

	December 31, 2024
	Notional value USD	Derivative financial instruments - fair value assets	Derivative financial instruments - fair value liabilities
Interest rate swaps	1,132,827	10,805	(2,667)
Cross-currency swaps	1,391,715	11,510	(139,038)
Total	2,524,542	22,315	(141,705)
ii.    Collateral and other credit enhancements
The amount and type of collateral required depends on an assessment of the credit risk of the counterparty. Guidelines are in place covering the acceptability and valuation of each type of collateral.
A.    Credit risk (continued)
Derivatives and repurchase agreements
In the ordinary course of business, the Bank enters into derivative financial instrument transactions and securities sold under repurchase agreements under industry standard agreements. Depending on the collateral requirements stated in the contracts, the Bank and counterparties can receive or deliver collateral based on the fair value of the financial instruments transacted between parties. Collateral typically consists of pledged cash deposits and securities. The master netting agreements include clauses that, in the event of default, provide for close-out netting, which allows all positions with the defaulting counterparty to be terminated and net settled with a single payment amount.
The International Swaps and Derivatives Association master agreement (“ISDA”) and the Global Master Repurchase Agreement (“GMRA”) do not meet the criteria for offsetting in the consolidated statement of financial position. This is because they create for the parties to the agreement a right of set-off of recognized amounts that is enforceable only following an event of default, insolvency or bankruptcy of the Bank or the counterparties or following other predetermined events.
Such arrangements provide for single net settlement of all financial instruments covered only by the agreements in the event of default on any one contract. Master netting arrangements do not normally result in an offset of balance–sheet assets and liabilities unless certain conditions for offsetting are met.
Although master netting arrangements may significantly reduce credit risk, it should be noted that:
-    Credit risk is eliminated only to the extent that amounts due to the same counterparty will be settled after the assets are realized.
-    The extent to which overall credit risk is reduced may change substantially within a short period because the exposure is affected by each transaction subject to the arrangement.
Loans

The main types of collateral obtained for commercial loans are as follows:
-    Liens on real estate property and trade receivables.

The Bank also obtains guarantees from parent companies for loans to their subsidiaries. Management monitors the market value of collateral and will request additional collateral in accordance with the underlying agreement. It is the Bank’s policy to dispose of repossessed property in an orderly manner. The proceeds are used to reduce or repay the outstanding claim. In general, the Bank does not occupy repossessed or property received in lieu of payment for business use.
The Bank holds guarantees and other financial credit enhancements against certain exposures in the loan portfolio. As of December 31, 2025, and 2024, the coverage ratio to the carrying amount of the loan portfolio was 4% and 9% respectively.
iii.    Incorporation of prospective information based on projections of relevant macroeconomic variables
The Bank incorporates prospective information based on projections of relevant macroeconomic variables, when assessing whether the credit risk of a financial instrument has significantly increased since initial recognition applying customer and country risk rating models which include projections of the inputs under analysis.
Supplementary, for the ECL measurement, the results of the “alert model” can be considered, through the assessment of a severity indicator of total risk resulting from the estimates and assumptions of several macroeconomic variables. These estimates and assumptions are supported by a base scenario. Other scenarios represent upside and downside results. The implementation and interpretation of the outcomes of the alert model are based on Management´s expert judgment, giving consideration to areas such as Credit Risk, Economic Studies and Loan Recovery of the Bank.
A.    Credit risk (continued)
The external information could include economic data and projections published by governmental committees, monetary agencies (for example, the U.S. Federal Reserve and banking authorities from countries where the Bank operates), supranational organizations (International Monetary Fund, The World Bank, World Trade Organization), private sector, academic projections, credit rating agencies, among others.
The review of both each country and the region incorporates a large number of variables. The historical and prospective information based on projections of relevant macroeconomic variables allows for the estimation of possible macroeconomic effects on the Bank's portfolio. In any case, the main variables used in the model as inputs are:

Variables	Description
GDP Growth (Var. %)	% Variation in the growth of the Gross Domestic Product (GDP)

ComEx Growth Index (Var. %)	% Variation in foreign trade growth (Export + Import)
The model uses macroeconomic variables in levels and variations as main inputs to understand and project the behavior of the different economies. This historical and projected information, over a period of five years, allows management to estimate the macroeconomic effects on the Bank's portfolio.
A.    Credit risk (continued)
The table below lists the alert model's macroeconomic variables for countries representing the higher exposures, for the base, upside and downside scenarios over the five-year forecasted average available for each reporting period.

		Variable
		GDP Growth (Var.% )		ComEx Growth Index (Var.% )
		December 31,		December 31,
	Scenario	2025	2024	2025	2024
	Base	5.3%	2.3%	5.3%	5.3%
Brazil	Upside	3.2%	3.3%	8.8%	8.8%
	Downside	0.8%	0.9%	1.3%	1.3%
	Base	3.8%	2.6%	3.8%	3.0%
Colombia	Upside	3.8%	3.7%	6.8%	6.0%
	Downside	1.4%	1.3%	0.3%	-0.5%
	Base	3.7%	1.8%	3.7%	2.8%
Mexico	Upside	2.5%	2.8%	7.7%	6.8%
	Downside	0.3%	0.6%	-0.8%	-1.7%
	Base	4.4%	2.3%	4.4%	4.4%
Chile	Upside	3.3%	3.4%	7.9%	7.9%
	Downside	1.0%	1.1%	0.4%	0.4%
	Base	5.5%	4.8%	5.5%	4.5%
Dominican Republic	Upside	6.0%	6.0%	9.0%	8.0%
	Downside	3.5%	3.5%	1.5%	0.5%
	Base	5.4%	3.5%	5.4%	5.8%
Guatemala	Upside	4.8%	4.5%	8.4%	8.8%
	Downside	2.6%	2.3%	1.9%	2.3%
	Base	2.7%	3.6%	2.7%	1.2%
Panama	Upside	5.5%	5.1%	5.7%	4.2%
	Downside	2.6%	2.2%	-0.8%	-2.3%
Costa Rica	Base	6.2%	3.4%	6.2%	6.2%
	Upside	4.5%	4.4%	9.7%	9.7%
	Downside	2.2%	2.1%	2.2%	2.2%
iv.    Loss allowances
The following tables show reconciliations from the opening to the closing balances of the loss allowance by class of financial instrument. The basis for determining transfers due to changes in credit risk is set out in our accounting policy in Note 3.4 (K).
A.    Credit risk (continued)
Bank deposits

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2024	—	—	—	—
Net effect of changes in allowance for expected credit losses	155	—	—	155
Impairment losses on financial instruments	155	—	—	155
Allowance for expected credit losses as of December 31, 2025	155	—	—	155
Loans at amortized cost

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2024	45,635	20,040	12,483	78,158
Transfer to lifetime expected credit losses	(176)	(10,151)	10,327	—
Net effect of changes in allowance for expected credit losses	(2,762)	14,536	5,548	17,322
Financial instruments that have been derecognized during the year	(35,330)	(6,640)	—	(41,970)
New financial instruments originated or purchased	24,293	15,384	—	39,677
Impairment losses on financial instruments	(13,975)	13,129	15,875	15,029
Recoveries	—	—	621	621
Allowance for expected credit losses as of December 31, 2025	31,660	33,169	28,979	93,808

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2023	34,778	17,734	6,898	59,410
Transfer to lifetime expected credit losses	(235)	(1,237)	1,472	—
Net effect of changes in allowance for expected credit losses	(1,007)	6,013	2,978	7,984
Financial instruments that have been derecognized during the year	(23,723)	(5,807)	—	(29,530)
New financial instruments originated or purchased	35,822	3,337	—	39,159
Impairment losses on financial instruments	10,857	2,306	4,450	17,613
Recoveries	—	—	1,135	1,135
Allowance for expected credit losses as of December 31, 2024	45,635	20,040	12,483	78,158
A.    Credit risk (continued)
Loans at FVOCI

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2024	—	—	—	—
New financial instruments originated or purchased	468	—	—	468
Impairment losses on financial instruments	468	—	—	468
Allowance for expected credit losses as of December 31, 2025	468	—	—	468
Loan commitments, financial guarantee contracts and customers’ liabilities under acceptances
The allowance for expected credit losses on loan commitments and financial guarantee contracts reflects the Bank’s management is estimate of expected credit losses of customers’ liabilities under acceptances and contingent liabilities such as: confirmed letters of credit, stand-by letters of credit, guarantees, and credit commitments.

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2024	4,815	560	—	5,375
Net effect of changes in reserve for expected credit losses	(284)	(5)	—	(289)
Financial instruments that have been derecognized during the year	(3,369)	(553)	—	(3,922)
New financial instruments originated or purchased	10,966	—	—	10,966
Impairment losses on financial instruments	7,313	(558)	—	6,755
Allowance for expected credit losses as of December 31, 2025	12,128	2	—	12,130

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2023	3,905	1,154	—	5,059
Transfer to lifetime expected credit losses	(84)	84	—	—
Net effect of changes in reserve for expected credit losses	(154)	312	—	158
Financial instruments that have been derecognized during the year	(2,671)	(1,136)	—	(3,807)
New financial instruments originated or purchased	3,819	146	—	3,965
Impairment losses on financial instruments	910	(594)	—	316
Allowance for expected credit losses as of December 31, 2024	4,815	560	—	5,375
A.    Credit risk (continued)
Securities at amortized cost

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2024	1,133	178	—	1,311
Transfer to lifetime expected credit losses	(19)	19	—	—
Net effect of changes in allowance for expected credit losses	(2)	(85)	—	(87)
Financial instruments that have been derecognized during the year	(387)	—	—	(387)
New financial instruments originated or purchased	193	—	—	193
Impairment reversals on financial instruments	(215)	(66)	—	(281)
Write-offs	—	(47)	—	(47)
Allowance for expected credit losses as of December 31, 2025	918	65	—	983

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2023	1,230	402	—	1,632
Transfer to lifetime expected credit losses	(21)	21	—	—
Net effect of changes in allowance for expected credit losses	(55)	(7)	(331)	(393)
Financial instruments that have been derecognized during the year	(392)	(238)	—	(630)
New financial instruments originated or purchased	371	—	—	371
Impairment reversals on financial instruments	(97)	(224)	(331)	(652)
Recoveries	—	—	331	331
Allowance for expected credit losses as of December 31, 2024	1,133	178	—	1,311
Securities at FVOCI

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2024	23	—	—	23
Financial instruments that have been derecognized during the year	(14)	—	—	(14)
New financial instruments originated or purchased	7	—	—	7
Impairment reversals on financial instruments	(7)	—	—	(7)
Allowance for expected credit losses as of December 31, 2025	16	—	—	16
A.    Credit risk (continued)

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2023	1	—	—	1
Financial instruments that have been derecognized during the year	1	—	—	1
New financial instruments originated or purchased	21	—	—	21
Impairment losses on financial instruments	22	—	—	22
Allowance for expected credit losses as of December 31, 2024	23	—	—	23
The following table provides a summary of impairment losses on financial instruments presented in the consolidated statement of profit or loss:

	December 31,
	2025	2024	2023
Cash and due from banks	155	—	—
Loans at amortized cost	15,029	17,613	25,354
Loans at FVOCI	468	—	—
Loan commitments, financial guarantee contracts and customers’ liabilities under acceptances	6,755	316	1,431
Securities at amortized cost	(281)	(652)	687
Securities at FVOCI	(7)	22	(9)
Total	22,119	17,299	27,463
A.    Credit risk (continued)
v.Credit-impaired financial assets
Credit-impaired loans and advances are graded 9 and 10 in the Bank’s internal credit risk grading system.

The following table sets out a reconciliation of changes in the carrying amount of the allowance for credit losses for credit-impaired financial assets:

	December 31,
Loans at amortized cost:	2025	2024
Credit-impaired loans at beginning of the year	12,483	6,898
Classified as credit-impaired during the year	10,327	1,472
Change in allowance for ECL	4,720	2,832
Interest income	828	146
Recoveries	621	1,135
Credit-impaired loans at end of year	28,979	12,483

	December 31,
Securities at amortized cost:	2025	2024
Credit-impaired securities at the beginning of the year	—	—
Change in allowance for ECL	—	(331)
Recoveries	—	331
Credit-impaired securities at end of year	—	—
A.    Credit risk (continued)
vi.Concentrations of credit risk
The Bank monitors concentrations of credit risk by sector, industry and country. An analysis of concentrations of credit risk from loans at amortized cost, loan commitments, financial guarantees and securities at amortized cost is as follows.
Concentration by sector and industry

	Loans at amortized cost		Loan commitments, financial guarantee contracts and acceptances outstanding		Securities at amortized cost
	December 31,		December 31,		December 31,
	2025	2024	2025	2024	2025	2024
Carrying amount - principal	9,158,236	8,461,987	161,597	245,065	1,360,497	1,103,755
Amount committed/guaranteed	—	—	1,840,657	1,414,380	—	—

Concentration by sector
Corporations:
Private	5,158,895	4,410,940	1,357,884	913,266	723,976	613,629
State-owned	1,194,949	974,470	254,122	82,241	45,516	12,039
Financial institutions:
Private	2,427,179	2,567,264	126,824	140,287	335,039	357,891
State-owned	257,479	426,469	263,424	523,651	65,038	28,650
Sovereign	119,734	82,844	—	—	190,928	91,546
Total	9,158,236	8,461,987	2,002,254	1,659,445	1,360,497	1,103,755

Concentration by industry
Financial institutions	2,684,658	2,993,733	390,248	663,938	400,077	403,257
Manufacturing	2,864,918	2,370,275	448,860	555,844	403,603	369,999
Oil and petroleum derived products	1,264,187	963,161	707,990	95,878	98,876	89,047
Agricultural	330,621	454,285	28,950	32,229	—	—
Services	686,726	636,000	251,670	163,396	152,037	114,764
Mining	387,599	271,186	60,914	51,413	20,014	14,866
Sovereign	119,734	82,843	—	—	190,928	54,517
Other	819,793	690,504	113,622	96,747	94,962	57,305
Total	9,158,236	8,461,987	2,002,254	1,659,445	1,360,497	1,103,755
A.    Credit risk (continued)
Concentration by sector and industry at FVOCI

	Loans at FVOCI		Securities FVOCI
	December 31,		December 31,
	2025	2024	2025	2024
Carrying amount - principal	77,240	—	69,476	99,486

Concentration by sector
Corporations:
Private	52,691	—	—	—
Financial institutions:
Private	19,424	—	—	—
State-owned	5,125	—	69,476	99,486
Total	77,240	—	69,476	99,486

Concentration by industry
Financial institutions	24,549	—	69,476	99,486
Agricultural	15,627	—	—	—
Mining	37,064	—	—	—
Total	77,240	—	69,476	99,486
A.    Credit risk (continued)
Concentration by country

	Loans at amortized cost		Commitments, financial guarantee contracts and acceptances outstanding		Securities at amortized cost

	December 31,		December 31,		December 31,
	2025	2024	2025	2024	2025	2024
Carrying amount - principal	9,158,236	8,461,987	161,597	245,065	1,360,497	1,103,755
Amount committed/guaranteed	—	—	1,840,657	1,414,380	—	—

Concentration by country
Argentina	198,905	113,226	169,695	248	—	—
Australia	—	—	—	—	9,936	9,906
Belgium	—	17,859	—	—	15,696	15,181
Bolivia	—	—	—	1,000	—	—
Brazil	1,130,060	1,257,185	135,428	188,125	7,009	24,281
Canada	—	11,718	26,591	26,413	47,743	44,828
Chile	501,107	454,602	67,887	50,976	29,986	37,713
China	14,917	14,995	—	—	—	—
Colombia	1,080,071	920,975	84,837	82,225	14,898	15,143
Costa Rica	461,965	357,112	61,212	55,263	8,141	8,128
Dominican Republic	919,673	855,539	135,214	122,057	—	—
Ecuador	183,502	223,461	206,845	269,369	—	—
El Salvador	100,756	71,716	29,084	20,000	—	—
United Arab Emirates	—	—	—	—	3,521	—
Finland	—	—	—	—	13,365	—
France	68,555	95,577	72,443	46,573	15,011	14,985
Germany	—	—	15,000	15,000	29,998	29,737
Guatemala	1,537,176	1,011,790	117,786	113,028	—	—
Honduras	108,137	219,527	22,862	1,625	—	—
Ireland	—	—	—	—	14,408	14,407
Italy	23,375	1,747	1,442	—	—	—
Jamaica	57,969	43,503	—	—	—	—
Japan	—	9,446	—	—	60,402	61,834
Korea	—	—	—	—	34,704	14,448
Kuwait	—	—	—	—	20,159	—
Mexico	1,116,825	1,015,738	205,726	184,208	1,269	27,898
Multilateral	—	—	—	—	28,143	—
Netherlands	—	—	4,500	25,764	9,933	—
Norway	—	—	—	—	24,577	10,092
Panama	571,207	455,288	35,989	22,243	75,494	71,552
Paraguay	210,047	196,674	250	230	—	—
Peru	173,441	418,460	212,219	356,978	9,971	30,878
Puerto Rico	6,632	20,762	15,000	10,000	—	—
Qatar	—	—	—	—	30,103	—
Saudi Arabia	—	—	—	—	49,919	—
Singapore	131,154	282,311	5,507	6,514	—	—
Spain	—	—	—	8	—	—
Suriname	3,627	—	146,401	—	—	—
Sweden	—	—	—	—	14,932	14,832
Trinidad and Tobago	171,001	167,522	43,000	—	—	—
United States of America	219,563	137,642	39,198	7,114	740,864	618,680
United Kingdom	103,665	74,985	141,696	—	50,315	39,232
Uruguay	64,906	12,627	6,442	54,484	—	—
Total	9,158,236	8,461,987	2,002,254	1,659,445	1,360,497	1,103,755
A.    Credit risk (continued)
Concentration by country for financial instruments at FVOCI

	Loans at FVOCI		Securities at FVOCI
	December 31,		December 31,
	2025	2024	2025	2024
Gross amount	77,240	—	69,476	99,486

Concentration by country
Dominican Republic	37,064	—	—	—
El Salvador	24,549	—	—	—
Guatemala	15,627	—	—	—
Multilateral	—	—	69,476	99,486
Total	77,240	—	69,476	99,486
vii.Offsetting financial assets and liabilities
The following tables include financial assets and liabilities that are offset in the consolidated financial statements or subject to an enforceable master netting arrangement:
Derivative financial instruments – assets

	December 31, 2025
	Gross amounts of assets	Gross amounts offset in the consolidated statement of financial position	Net amount of assets presented in the consolidated statement of financial position	Gross amounts not offset in the consolidated statement of financial position		Net amount
				Financial instruments	Cash collateral received
Derivative financial instruments used for hedging	69,837	—	69,837	—	(49,266)	20,571
Total	69,837	—	69,837	—	(49,266)	20,571

	December 31, 2024
	Gross amounts of assets	Gross amounts offset in the consolidated statement of financial position	Net amount of assets presented in the consolidated statement of financial position	Gross amounts not offset in the consolidated statement of financial position		Net amount
				Financial instruments	Cash collateral received
Derivative financial instruments used for hedging	22,315	—	22,315	—	(6,410)	15,905
Total	22,315	—	22,315	—	(6,410)	15,905
A.    Credit risk (continued)
Securities sold under repurchase agreements and derivative financial instruments – liabilities

	December 31, 2025
	Gross amounts of liabilities	Gross amounts offset in the consolidated statement of financial position	Net amount of liabilities presented in the consolidated statement of financial position	Gross amounts not offset in the consolidated statement of financial position		Net amount
				Financial instruments	Cash collateral received
Securities sold under repurchase agreements at amortized cost	(130,509)	—	(130,509)	147,480	—	16,971

Derivative financial instruments used for hedging at FVTPL	(62,506)	—	(62,506)	—	51,353	(11,153)
Total	(193,015)	—	(193,015)	147,480	51,353	5,818

	December 31, 2024
	Gross amounts of liabilities	Gross amounts offset in the consolidated statement of financial position	Net amount of liabilities presented in the consolidated statement of financial position	Gross amounts not offset in the consolidated statement of financial position		Net amount
				Financial instruments	Cash collateral received
Securities sold under repurchase agreements at amortized cost	(214,035)	—	(214,035)	239,046	564	25,575

Derivative financial instruments used for hedging at FVTPL	(141,705)	—	(141,705)	—	116,743	(24,962)
Total	(355,740)	—	(355,740)	239,046	117,307	613

B.Liquidity risk
i.Exposure to liquidity risk
The key measure used by the Bank for managing liquidity risk is the ratio of net liquid assets to deposits from customers and funding with a remaining tenor of 30 days. For this purpose, ‘net liquid assets’ include cash and cash equivalents which consist of deposits from banks and customers, as well as corporate debt securities with investment grade.
Liquidity risk (continued)
The following table details the Bank’s liquidity ratios:

	December 31,
	2025	2024
At the end of the year	159.26%	264.58%
Year average	129.49%	181.75%
Maximum of the year	212.53%	335.28%
Minimum of the year	103.63%	107.20%
The following table includes the Bank’s liquid assets by country risk:

	December 31, 2025			December 31, 2024
(in millions of US dollars)	Cash and due from banks	Securities FVOCI	Total	Cash and due from banks	Securities FVOCI	Total
United States of America	1,784	—	1,784	1,650	—	1650
Other O.E.C.D countries	3	—	3	41	—	41
Latin America	5	—	5	3	—	3
Multilateral	50	69	119	125	99	224
Total	1,842	69	1,911	1,819	99	1,918
The following table includes the Bank’s demand deposits from customers and its ratio to total deposits from customers:

	December 31,
	2025	2024
(in millions of US dollars)
Demand and "overnight" deposits	879	694
Demand and "overnight" deposits to total deposits	13.31%	12.82%
The liquidity requirements resulting from the Bank’s demand deposits from customers is satisfied by the Bank’s liquid assets as follows:

	December 31,
(in millions of US dollars)	2025	2024
Total liquid assets	1,911	1,918
Total liquid assets to total liabilities	28.94%	35.45%
Total liquid assets in the Federal Reserve of the United States of America	90.74%	53.21%
B.    Liquidity risk (continued)
Even though the average term of the Bank’s assets exceeds the average term of its liabilities, the associated liquidity risk is diminished by the short-term nature of a material portion of the loan portfolio, since the Bank is primarily engaged in financing foreign trade.
The following table includes the carrying amount for the Bank’s loans and securities short-term portfolio with maturity within one year based on their original contractual term along with its average remaining term:

	December 31,
(in millions of US dollars)	2025	2024
Loan portfolio at amortized cost and investment portfolio less than/equal to 1 year according to its original terms	5,247	5,127
Average term (days)	180	187
The following table includes the carrying amount for the Bank’s loans and securities medium term portfolio with maturity over one year based on their original contractual terms along with their average remaining term:

	December 31,
(in millions of US dollars)	2025	2024
Loan portfolio at amortized cost and investment portfolio greater than/equal to 1 year according to its original terms	5,349	4,438
Average term (days)	1409	1388
B.    Liquidity risk (continued)
ii.    Maturity analysis for financial liabilities and financial assets
The following table details the future undiscounted cash flows of financial assets and liabilities grouped by their remaining maturity with respect to the contractual maturity:

	December 31, 2025
	Up to 3 months	3 to 6 months	6 months to 1 year	1 to 5 years	More than 5 years	Gross inflows (outflows)	Carrying amount
Assets
Cash and due from banks	1,906,085	18,379	—	—	—	1,924,464	1,923,731
Securities	103,225	134,775	203,340	1,079,046	31,792	1,552,178	1,428,990
Loans	2,711,751	1,651,349	2,003,457	3,417,682	331,015	10,115,254	9,141,668
Customers' liabilities under acceptances	102,576	36,206	22,815	—	—	161,597	161,597
Trading derivative - assets	—	—	—	—	1,569	1,569	1,569
Derivative assets held for risk management purposes	7,989	189	3,685	54,654	3,320	69,837	69,837
Total	4,831,626	1,840,898	2,233,297	4,551,382	367,696	13,824,899	12,727,392

Liabilities
Customer deposits	(5,153,930)	(745,511)	(503,687)	(263,845)	—	(6,666,973)	(6,640,290)
Securities sold under repurchase agreements	(7,800)	(68,015)	(58,631)	—	—	(134,446)	(130,509)
Borrowings and debt	(1,093,223)	(550,119)	(447,676)	(2,246,182)	(49,796)	(4,386,996)	(4,030,389)
Lease liabilities	(361)	(363)	(737)	(6,096)	(10,872)	(18,429)	(18,429)
Acceptances outstanding	(102,576)	(36,206)	(22,815)	—	—	(161,597)	(161,597)
Trading derivative -liabilities	—	—	—	—	(433)	(433)	(433)
Derivatives liabilities held for risk management purposes	(7,888)	—	(16,755)	(37,459)	(404)	(62,506)	(62,506)
Total	(6,365,778)	(1,400,214)	(1,050,301)	(2,553,582)	(61,505)	(11,431,380)	(11,044,153)

Subtotal net position	(1,534,152)	440,684	1,182,996	1,997,800	306,191	2,393,519	1,683,239

Off-balance sheet contingencies
Confirmed letters of credit	141,926	74,009	24,185	—	—	240,120
Stand-by letters of credit and guarantees	301,972	169,182	255,763	109,517	—	836,434
Loans and letter of credit commitments	59,206	139,204	134,631	397,491	33,571	764,103
Total	503,104	382,395	414,579	507,008	33,571	1,840,657
Total net position	(2,037,256)	58,289	768,417	1,490,792	272,620	552,862
B.    Liquidity risk (continued)

	December 31, 2024
	Up to 3 months	3 to 6 months	6 months to 1 year	1 to 5 years	More than 5 years	Gross inflows (outflows)	Carrying amount
Assets
Cash and due from banks	1,944,338	5,286	15,710	—	—	1,965,334	1,965,145
Securities	84,980	66,341	109,616	1,036,660	44,522	1,342,119	1,201,930
Loans	2,759,031	2,018,051	1,557,065	2,583,263	247,238	9,164,648	8,383,829
Customers' liabilities under acceptances	153,091	53,466	38,508	—	—	245,065	245,065
Derivative assets held for risk management purposes	1,218	9,484	951	10,592	70	22,315	22,315
Total	4,942,658	2,152,628	1,721,850	3,630,515	291,830	12,739,481	11,818,284

Liabilities
Customer deposits	(4,413,516)	(597,055)	(354,883)	(93,369)	—	(5,458,823)	(5,461,901)
Securities sold under repurchase agreements	(101,528)	—	(23,268)	(89,355)	—	(214,151)	(214,035)
Borrowings and debt	(1,138,907)	(688,359)	(675,517)	(2,274,040)	(47,425)	(4,824,248)	(4,388,720)
Lease liabilities	(244)	(276)	(684)	(5,592)	(12,437)	(19,233)	(19,232)
Acceptances outstanding	(153,091)	(53,466)	(38,508)	—	—	(245,065)	(245,065)
Derivative liabilities held for risk management purposes	(9,379)	(70)	(1,192)	(129,609)	(1,455)	(141,705)	(141,705)
Total	(5,816,665)	(1,339,226)	(1,094,052)	(2,591,965)	(61,317)	(10,903,225)	(10,470,658)

Subtotal net position	(874,007)	813,402	627,798	1,038,550	230,513	1,836,256	1,347,626

Off-balance sheet contingencies
Confirmed letters of credit	358,624	141,422	36,304	—	—	536,350
Stand-by letters of credit and guarantees	141,843	133,149	178,798	66,495	—	520,285
Credit commitments	60,341	39,900	40,350	208,868	8,286	357,745
Total	560,808	314,471	255,452	275,363	8,286	1,414,380
Total net position	(1,434,815)	498,931	372,346	763,187	222,227	421,876
B.    Liquidity risk (continued)
The amounts in the tables above have been compiled as follows:

Type of financial instrument	Basis on which amounts are compiled

Financial assets and liabilities	Undiscounted cash flows, which include estimated interest payments.

Issued financial guarantee contracts, and loan commitments	Earliest possible contractual maturity. For issued financial guarantee contracts, the maximum amount of the guarantee is allocated to the earliest period in which the guarantee could be called.

Derivative financial assets and financial liabilities	Contractual undiscounted cash flows. The amounts shown are the gross notional inflows and outflows for derivatives that simultaneously settle gross or net amounts.
Future undiscounted cash flows presented in the table above for some financial assets and financial liabilities vary materially from contractual cash flows. The principal difference is that the undiscounted future cash flows of floating rate assets and liabilities are calculated using projected market rates.
iii. Liquidity reserves
As part of the management of liquidity risk arising from financial liabilities, the Bank holds liquid assets comprising cash and cash equivalents.
The following table sets out the components of the Bank’s liquidity reserves:

	December 31, 2025		December 31, 2024
	Amount	Fair value	Amount	Fair value
Balances with Federal Reserve of the United States of America	1,734,177	1,734,177	1,020,858	1,020,858
Cash and due from banks (1)	108,031	108,031	799,073	799,073
Total	1,842,208	1,842,208	1,819,931	1,819,931
(1)Excludes pledged deposits.
iv.    Financial assets available to support future funding
The following table sets out the Bank’s financial assets available to support future funding:

	December 31, 2025		December 31, 2024
	Guaranteed	Available as collateral	Guaranteed	Available as collateral
Cash and due from banks	80,954	1,842,208	143,907	1,819,931
Notional of investment securities	510,029	929,898	558,981	665,715
Loans at amortized cost - outstanding principal balance	—	9,104,725	—	8,375,172
Total	590,983	11,876,831	702,888	10,860,818

The total financial assets recognized in the statement of financial position that had been pledged as collateral for liabilities as of December 31, 2025, and 2024, are shown in the table above.
C.    Market risk
The Bank manages market risk by considering the consolidated financial position of the Bank.
For the definition of market risk and information on how the Bank manages the market risks of financial instruments, see Note 6.
i.    Interest rate risk
The table below details the Bank's exposure based on interest rate repricing/maturity date for the notional amount of interest bearing financial assets and liabilities:

	December 31, 2025
	Up to 3 months	3 to 6 months	6 months to 1 year	1 to 5 years	More than 5 years	Non interest rate risk	Total
Assets
Cash and due from banks	1,890,450	18,000	—	—	—	14,712	1,923,162
Securities - principal	268,495	132,025	195,048	797,495	21,571	—	1,414,634
Loans - principal balance	5,441,055	2,170,978	1,263,048	301,109	5,111	—	9,181,301
Total	7,600,000	2,321,003	1,458,096	1,098,604	26,682	14,712	12,519,097

Liabilities
Customer deposits	(5,136,030)	(792,898)	(426,691)	(244,735)	—	(3,862)	(6,604,216)
Securities sold under repurchase agreements - principal	(129,698)	—	—	—	—	—	(129,698)
Borrowings and debt	(2,794,546)	(674,844)	(106,834)	(416,874)	—	—	(3,993,098)
Total	(8,060,274)	(1,467,742)	(533,525)	(661,609)	—	(3,862)	(10,727,012)

Net effect of derivative financial instruments held for interest rate risk management	5,138	371	(1,041)	4,043	—	—	8,511
Total interest rate sensitivity	(455,136)	853,632	923,530	441,038	26,682	10,850	1,800,596

C.    Market risk (continued)

	December 31, 2024
	Up to 3 months	3 to 6 months	6 months to 1 year	1 to 5 years	More than 5 years	Non interest rate risk	Total
Assets
Cash and due from banks	1,940,840	5,000	15,000	—	—	2,998	1,963,838
Securities - principal	83,294	64,955	104,954	907,612	28,510	—	1,189,325
Loans - principal balance	5,053,040	2,025,688	1,039,106	248,045	9,293	—	8,375,172
Total	7,077,174	2,095,643	1,159,060	1,155,657	37,803	2,998	11,528,335

Liabilities
Customer deposits	(4,404,015)	(645,546)	(336,377)	(24,130)	—	(2,656)	(5,412,724)
Securities sold under repurchase agreements - principal	(133,898)	—	(58,636)	(20,397)	—	—	(212,931)
Borrowings and debt	(2,932,280)	(801,575)	(460,355)	(158,106)	—	—	(4,352,316)
Total	(7,470,193)	(1,447,121)	(855,368)	(202,633)	—	(2,656)	(9,977,971)

Net effect of derivative financial instruments held for interest risk management	(8,159)	9,414	(242)	(119,018)	(1,385)	—	(119,390)
Total interest rate sensitivity	(401,178)	657,936	303,450	834,006	36,418	342	1,430,974
Interest rate risk management is complemented by monitoring the sensitivity of the Bank´s financial assets and liabilities, considering several standard interest rate scenarios. The standard scenarios considered monthly include a parallel decline or increase of 50 bps, 100 bps, and 200 bps across all yield curves, which are evaluated based on market behavior.

The Bank performs a sensitivity analysis of the most likely increase or decrease in market interest rates at the reporting date, assuming non-asymmetric movements in the yield curves and a constant financial situation to assess the effect on profit or loss.

Interest rate sensitivity analysis affects reported equity in the following ways:
-    Retained earnings: increases or decreases in net interest income and in fair values of derivatives reported in profit or loss;
-    Fair value reserve: increases or decreases in fair values of financial assets at FVOCI reported directly in equity; and
-    Hedging reserve: increases or decreases in fair values of hedging instruments designated in qualifying cash flow hedge relationships.
This sensitivity provides an analysis of changes in interest rates, considering the previous year´s interest rate volatility.
C.    Market risk (continued)
Additionally, the Bank measures the sensitivity of the equity value (EVE) following the methodology described by the Basel Committee on Banking Supervision, which measures the interest rate risk embedded in the equity value, which for interest rate risk purposes is defined as the difference between the net present value of assets less the net present value of liabilities due, based on the impact of a change in interest rates on such present values.

The following table presents the sensitivity analysis performed for the Bank:

	Change in interest rate	Effect on profit or loss	Effect on equity	Effect on equity value (EVE)
December 31, 2025	+50 bps	1,592	5,215	(9,823)
	-50 bps	(1,773)	(5,320)	9,911

December 31, 2024	+50 bps	343	9,586	(14,709)
	-50 bps	(668)	(9,770)	14,714
ii.    Foreign exchange risk
The following table presents the maximum exposure amount in foreign currency of the Bank’s carrying amount of total assets and liabilities, except for hedging relationships.

	December 31, 2025
	Brazilian Real	European Euro	Japanese Yen	Colombian Peso	Mexican Peso	Other Currencies(1)	Total
Exchange rate	5.49	1.17	156.74	3,773.58	18.01
Assets
Cash and due from banks	60	1,847	8	50	2,309	80	4,354
Loans	—	27,472	—	—	415,704	25,175	468,351
Total	60	29,319	8	50	418,013	25,255	472,705

Liabilities
Borrowings and debt	—	(28,910)	—	—	(417,953)	(25,175)	(472,038)
Total	—	(28,910)	—	—	(417,953)	(25,175)	(472,038)
							—
Net currency position	60	409	8	50	60	80	667
C.    Market risk (continued)

	December 31, 2024
	Brazilian Real	European Euro	Japanese Yen	Colombian Peso	Mexican Peso	Other Currencies(1)	Total
Exchange rate	6.17	1.04	157	4,405.29	20.89
Assets
Cash and due from banks	110	242	1	34	1,210	19	1,616
Loans	—	25,886	—	—	310,630	—	336,516
Total	110	26,128	1	34	311,840	19	338,132

Liabilities
Borrowings and debt	—	(25,748)	—	—	(311,562)	—	(337,310)
Total	—	(25,748)	—	—	(311,562)	—	(337,310)

Net currency position	110	380	1	34	278	19	822
(1)It includes other currencies such as: Argentine pesos, Australian dollar, Swiss franc, Pound sterling, Costa Rican colones and Peruvian soles.